CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net loss	$ (111,906,526)	$ (30,983,408)	$ (8,841,824)
Items not involving cash
Depreciation	6,429,376	3,447,452	282,450
Gain on changes in fair value of biological assets	(3,703,195)	(2,818,442)	(163,754)
Fair value changes in financial assets	201,702	384,159	(416,667)
Inventory write-down	6,709,709
Share-based payments	11,782,973	7,498,450	2,822,495
Share of income from joint venture	(19,591,696)	(5,753,782)	322,578
Interest and accretion expense	1,510,641	225,334
Deferred income tax recovery	(1,098,886)	(23,611)
Loss on disposal of asset			481
Loss on settlement of deferred payment	864,228
Impairment of intangible assets	65,122,136
Loss on settlement of joint venture supply agreement	5,930,860
Changes in non-cash operating working capital
Accounts receivable	1,654,682	(3,196,248)	(223,847)
Due from related parties	8,841,521	(1,649,075)	(324,674)
Prepaid expenses	999,910	(1,157,943)	(133,245)
Inventory and biological assets	(6,967,198)	(2,920,781)	(333,027)
Accounts payable and accrued liabilities	1,382,748	6,221,897	(878,853)
Due to related parties	7,068,714	1,636,796	71,901
Net cash flows used in operating activities	(24,768,301)	(29,089,202)	(7,815,986)
Investing activities
Investment in joint venture (Note 9)	(18,640,000)	(17,000,000)	(16,229,639)
Acquisition of asset (Note 7)	(1,369,799)	(22,796,513)	68
Acquisition of business, net of cash acquired		(2,000,004)
Deposits on equipment	1,409,442	(981,832)
Purchase of long-term investment			(250,000)
Purchase of plant and equipment	(24,083,257)	(17,235,075)	(2,257,022)
Purchase of intangible assets	(1,442,132)	(465,457)
Refundable deposits		(2,000,000)	(196,391)
Net cash flows used in investing activities	(44,125,746)	(62,478,881)	(18,932,984)
Financing activities
Payment of lease liabilities	(563,465)
Repayment on long-term debt	(2,503,064)	(91,555)
Proceeds from financing	22,768,576	60,600,000	40,940,674
Share issuance costs	(1,301,053)	(472,570)	(3,151,360)
Proceeds from convertible debenture financing	24,217,000
Repayment of deferred payment	(8,000,000)
Stock option exercises	1,150,890	1,194,531	1,120,060
Compensation option exercises			1,226,766
Interest paid	(391,709)
Warrant exercises		21,856,622	27,918,770
Net cash flows provided by financing activities	35,377,175	83,087,028	68,054,910
(Decrease)/increase in cash and cash equivalents	(33,516,872)	(8,481,055)	41,305,940
Cash and cash equivalents, beginning of year	36,042,090	44,523,145	3,217,205
Cash and cash equivalents, end of year	2,525,218	36,042,090	$ 44,523,145
Supplemental Information:
Fair value of shares issued to settle portion of deferred payment (Note 7)	$ 8,199,371